FAIR VALUE MEASUREMENT - Quantitative information about the significant unobservable inputs (Details) - Level 3 Inputs - Recurring basis - Guarantee liabilities	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Discount rates	10.60%	10.60%
Cumulative default rates	2.30%	2.40%
Cumulative prepayment rates	0.20%	14.70%
Margins on cost	70.00%	70.00%
Maximum
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Discount rates	23.60%	21.90%
Cumulative default rates	2.30%	2.40%
Cumulative prepayment rates	1.00%	15.40%
Margins on cost	70.00%	70.00%
Weighted-Average
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Discount rates	20.60%	20.90%
Cumulative default rates	2.30%	2.40%
Cumulative prepayment rates	0.70%	14.80%
Margins on cost	70.00%	70.00%